Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, equipment and software
	As of December 31,
	2020	2019
Office furniture	$2,726	$4,555
Computer equipment	6,927	7,589
Transportation equipment	71,529	67,057
Buildings and improvements	474,818	445,134
Software	1,130,567	1,059,889
	1,686,567	1,584,224
Less: accumulated depreciation and amortization	(1,182,364)	(736,275)
	$504,203	$847,949